Income Taxes - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2022 USD ($)
Income Tax Disclosure [Line Items]
Deferred tax assets related to net operating loss carry forwards	¥ 282,098	¥ 218,042		$ 40,900
Interest and penalties related to an uncertain tax position	¥ 0	¥ 0
Income tax examination, description	In accordance with relevant PRC tax administration laws, the tax year from 2017 through 2022 remain open to examination by the respective tax authorities.
Minimum
Income Tax Disclosure [Line Items]
Open tax examination year	2017
Maximum
Income Tax Disclosure [Line Items]
Open tax examination year	2022
VIE | Minimum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year		2023
VIE | Maximum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year		2032
WFOE | Minimum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year	2023
WFOE | Maximum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year	2032
Hong Kong
Income Tax Disclosure [Line Items]
Effective profits tax rate	16.50%
PRC
Income Tax Disclosure [Line Items]
Effective statutory enterprise income tax rate			25.00%
Effective preferential income tax rate	15.00%	15.00%
Preferential tax rate gross	20.00%
Inland Revenue, Singapore (IRAS) [Member]
Income Tax Disclosure [Line Items]
Effective profits tax rate	17.00%